Non-current provisions and other non-current liabilities	12 Months Ended
Dec. 31, 2022
Non-current provisions and other non-current liabilities
Non-current provisions and other non-current liabilities

15.Non-current provisions and other non-current liabilities

Of the total amount of non-current provisions and other non-current liabilities amounting to €1,183,910 at December 31, 2022 (2021: €707,563), €988,624 (2021: €405,140) are due in between more than one and three years, €86,464 (2021: €177,882) are due in between three to five years and €108,822 (2021: €124,541) are due after five years.

The item “Other non-current liabilities” in the amount of €988,440 at December 31, 2022 (2021: €524,271) includes, among others, put option liabilities of €801,147 (2021: €313,718), accrued labor expenses €105,909 (2021: €112,371) and variable payments outstanding for acquisitions of €33,052 (2021: €37,970).

The following table shows the development of non-current provisions in the fiscal year:

Development of non-current provisions

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation					December 31,
	2022	translation	group	Utilized	Reversed	Additions	Reclassifications	2022

Self-insurance programs	120,408	7,262	—	—	—	149	14,743	142,562
Personnel expenses	29,280	1,253	70	(4,715)	(2,524)	16,201	(9,196)	30,369
Asset retirement obligations	13,777	(582)	—	(364)	(1,197)	956	202	12,792
Interest payable related to income taxes	8,681	46	—	—	(5,040)	23	—	3,710
Other non-current provisions	11,146	1,016	575	(1,304)	(721)	294	(4,969)	6,037
Non-current provisions	183,292	8,995	645	(6,383)	(9,482)	17,623	780	195,470

For further information regarding self-insurance programs, see note 2 d).

Personnel expenses mainly refer to provisions for severance payments and provisions for share-based plans. As of December 31, 2022, provisions for severance payments amounted to €15,923 (2021: €1,354) and provisions for share-based plans amounted to €7,089 (2021: €18,910). See note 20.

The item “Other non-current provisions” in the table above includes provisions for litigation and warranties. The increase during the period in the discounted amount arising from the passage over time and the effect of any change in the discount rate is not material.